EQUITY	12 Months Ended
Dec. 31, 2017
EQUITY
EQUITY

22)  EQUITY

a)  Capital

According to its Articles of Incorporation, the Company is authorized to increase its share capital up to 1,850,000,000 common and preferred shares. The Board of Directors is the competent body to decide on any increase and consequent issue of new shares within the authorized capital limit.

Nevertheless, Brazil’s Corporation Law (Law nº 6404/76, Article 166, item IV) - establishes that capital may be increased by means of a Special Shareholders’ Meeting resolution to decide about amendments to the Articles of Incorporation, if authorized capital increase limit has been reached.

Capital increases do not necessarily observe the proportion between the number of shares of each class to be maintained, however the number of non-voting or restricted-voting preferred shares must not exceed 2/3 of total shares issued.

Preferred shares are non-voting, except for cases set forth in Articles 9 and 10 of the Articles of Incorporation, but have priority in the event of reimbursement of capital, without premium, and are entitled to dividends 10% higher than those paid on common shares, as per article 7 of the Company’s Articles of Incorporation and item II, paragraph 1, article 17 of Law No. 6404/76.

Preferred shares are also entitled to full voting rights if the Company fails to pay the minimum dividend to which they are entitled for three consecutive financial years and this right will be kept until payment of said dividend.

Subscribed and paid-in capital at December 31, 2017 and 2016 amounted to R$63,571,416, divided into shares without par value, held as follows:

At December 31, 2017

	Common Shares		Preferred Shares		Grand Total

Shareholders	Number	%	Number	%	Number	%

Controlling Group	540,033,264	94.47%	704,207,855	62.91%	1,244,241,119	73.58%
Telefónica Latinoamérica Holding, S.L.	46,746,635	8.18%	360,532,578	32.21%	407,279,213	24.09%
Telefónica S.A.	198,207,608	34.67%	305,122,195	27.26%	503,329,803	29.76%
SP Telecomunicações Participações Ltda	294,158,155	51.46%	38,537,435	3.44%	332,695,590	19.67%
Telefónica Chile S.A.	920,866	0.16%	15,647	0.00%	936,513	0.06%

Other shareholders	29,320,789	5.13%	415,131,868	37.09%	444,452,657	26.28%

Treasury Shares	2,290,164	0.40%	983	0.00%	2,291,147	0.14%

Total shares	571,644,217	100.00%	1,119,340,706	100.00%	1,690,984,923	100.00%

Treasury Shares	(2,290,164)		(983)		(2,291,147)

Total shares outstanding	569,354,053		1,119,339,723		1,688,693,776

At December 31, 2016

	Common Shares		Preferred Shares		Grand Total

Shareholders	Number	%	Number	%	Number	%

Controlling Group	540,033,264	94.47%	704,207,855	62.91%	1,244,241,119	73.58%
Telefónica Latinoamérica Holding, S.L.	46,746,635	8.18%	360,532,578	32.21%	407,279,213	24.09%
Telefónica S.A.	198,207,608	34.67%	305,122,195	27.26%	503,329,803	29.76%
SP Telecomunicações Participações Ltda	294,158,155	51.46%	38,537,435	3.44%	332,695,590	19.67%
Telefónica Chile S.A.	920,866	0.16%	15,647	0.00%	936,513	0.06%

Other shareholders	29,320,789	5.13%	415,132,512	37.09%	444,453,301	26.28%

Treasury Shares	2,290,164	0.40%	339	0.00%	2,290,503	0.14%

Total shares	571,644,217	100.00%	1,119,340,706	100.00%	1,690,984,923	100.00%

Treasury Shares	(2,290,164)		(339)		(2,290,503)

Total shares outstanding	569,354,053		1,119,340,367		1,688,694,420

b) Capital reserves

b.1) Special goodwill reserve

This represents the tax benefit generated by the merger of Telefonica Data do Brasil Ltda. which will be capitalized in favor of the controlling shareholders (SPTE Participações Ltda) after the tax credits are realized under the terms of CVM Ruling No. 319/99. The balance of this account at December 31, 2017 and 2016 was R$63,074.

b.2) Other capital reserves

The breakdown as of December 31, 2017 and 2016 is as follows.

	12.31.17	12.31.16
Excess of the value in the issue or capitalization, in relation to the basic value of the share on the issue date (1)	2,735,930	2,735,930
Cancelation of treasury shares according to the Special Shareholders' Meeting (SGM) of 3/12/15 (2)	(112,107)	(112,107)
Direct costs of capital increases (3)	(62,433)	(62,433)
Incorporation of shares of GVTPart. (4)	(1,188,707)	(1,188,707)
Effects of the acquisition of Lemontree and GTR by Company and Tglog by TData (5)	(75,388)	(75,388)
Preferred shares delivered referring to the judicial process of expansion plan (6)	2	2
Effects of the acquisition of Terra Networks Brasil by TData (7)	(59,029)	—
Total	1,238,268	1,297,297

(1)Refers to the excess of the value in the issue or capitalization, in relation to the basic value of the share on the issue date.

(2)The cancellation of 2,332,686 shares issued by the Company, held in treasury, approved at the Special Shareholders' Meeting held on March 12, 2015.

(3)Refers to direct costs (net of taxes) of Company capital increases on April 28, 2015 and April 30, 2015, arising from the Primary Offering of Shares.

(4)Refers to the difference between the economic values of the merger of shares of GVTPart. and market value of shares, issued on the transaction closing date.

(5)Regarding the effects of the acquisition of shares of non-controlling shareholders that, with the adoption of IFRS 10, would be recorded in equity when there is no change in the shareholding control.

(6)Refers to the effects of write-offs due to the transfer of 62 preferred shares in treasury to outstanding shares, for compliance with judicial process decisions in which the Company is involved regarding rights to the complementary receipt of shares calculated in relation to network expansion plans after 1996.

(7)Refers to the effects of TData's acquisition of Terra Networks, related to the difference between the consideration given in exchange for the equity interest obtained and the value of the net assets acquired (note 1 c.1).

b.3) Treasury shares

The Company's shares held in treasury whose balance is resulting: (i) of the exercise of the right to withdraw from the Company's common and preferred shareholders, who expressed their dissent regarding the acquisition of GVTPart (see Note 1.c3); (ii) the acquisition of preferred shares in the financial market in accordance with the share buyback program in effect at the time of the transaction (see Note 22.f); and (iii) transfers of preferred shares, related to compliance with court decisions in which the Company is involved, which deals with rights to the complementary receipt of shares calculated in relation to network expansion plans after 1996.

The table below shows the changes in this caption for the year ended December 31, 2017 and 2016.

	Shares			In thousands of
Treasury stock	Common shares	Preferred shares	Total	reais
At 12.31.15	2,290,164	734	2,290,898	(87,805)
Transfer of lawsuits concerning judicial proceedings (1)	—	(395)	(395)	15
At 12.31.16	2,290,164	339	2,290,503	(87,790)
Acquisition of shares in the financial market (2)	—	706	706	(32)
Transfer of lawsuits concerning judicial proceedings (1)	—	(62)	(62)	2
At 12.31.17	2,290,164	983	2,291,147	(87,820)
(1)

Refers to the transfer of preferred shares in treasury to outstanding shares to comply with decisions of lawsuits in which the Company is involved that deals with rights to the complementary receipt of shares calculated in relation to plans to expand the network after 1996.

(2)

The Company acquired preferred shares issued by the Company in the financial market: (i) on June 1, 2017, 45 shares at a unit price of R$ 47.31, totaling R$ 2; and (ii) on July 5, 2017, 661 shares at a unit price of R$45.26, totaling R$32.

c) Income reserves

The amounts of the income reserves are distributed as follows:

		Expansion and
		Modernization
	Legal reserve (1)	Reserve (2)	Tax incentives (3)	Total
At 12.31.15	1,703,643	700,000	6,928	2,410,571
Reversal of reserves	—	(700,000)	—	(700,000)
Recording of reserves	204,262	550,000	10,141	764,403
At 12.31.16	1,907,905	550,000	17,069	2,474,974
Reversal of reserves	—	(550,000)	—	(550,000)
Recording of reserves	230,439	297,000	10,815	538,254
At 12.31.17	2,138,344	297,000	27,884	2,463,228

(1)

This reserve is set up by allocation of 5% of the net income for the year, up to the limit of 20% of the paid-up capital. Legal reserve will only be used to increase capital and offset accumulated losses.

(2)

This reserve is constituted based on the capital budget, whose purpose is to guarantee the expansion of the network capacity to meet the Company's increasing demand and guarantee the quality of service rendering. In accordance with Article 196 of Law No. 6404/76, the capital budget will be submitted for appreciation and approval by the Shareholders' Meeting.

(3)

The Company has State VAT (ICMS) tax benefits in the states of Minas Gerais and Espírito Santo, relating to tax credits approved by the relevant bodies of said states, in connection with investments in the installation of SMP support equipment, fully operational, in accordance with the rules in force, ensuring that the localities listed in the call for bid be included in the SMP coverage area. The portion of profit subject to the incentive was excluded from dividend calculation, and may be used only in the event of capital increase or loss absorption.

d)  Dividend and interest on equity

d.1) Additional dividends proposed for 2016

On April 26, 2017, the Company's Ordinary General Meeting approved the allocation of proposed additional dividends for 2016, not yet distributed, amounting of R$1,913,987, equivalent to R$1.06295487663 and R$1.16925036430 for common and preferred shares, respectively, to the holders of common and preferred shares that were registered in the Company's records at the end of the day of the Ordinary General Meeting. The amount will be paid as of December 13, 2017.

d.2) Remuneration to shareholders

The dividends are calculated in accordance with the Company Articles of Incorporation and the Corporation Law. The table below shows the calculation of dividends and interest on equity for 2017 and 2016:

	2017	2016
Net income for the year	4,608,790	4,085,242
Allocation to legal reserve	(230,439)	(204,262)
Total	4,378,351	3,880,980
(-) Tax incentives - not distributable	(10,815)	(10,141)
Adjusted net income	4,367,536	3,870,839

IOE distributed for the year:	2,416,639	2,172,145
Interest on equity (gross)	2,416,639	2,172,145
Balance of unallocated net income	1,950,897	1,698,694
(+) Reversal special reserve for modernization and expansion	550,000	700,000
(+) Expired equity instruments	101,778	221,559
(+-) Actuarial gains (losses) recognized and effect of limitation of surplus plan assets, net of taxes and other changes	(113,811)	(156,266)
Income available to be distributed	2,488,864	2,463,987

Proposal for Distributions:
Special reserve for modernization and expansion	297,000	550,000
Additional proposed dividends	2,191,864	1,913,987
Total	2,488,864	2,463,987

Mandatory minimum dividend - 25% of adjusted net income	1,091,884	967,710

The manner proposed by management for payment of dividends was:

For 2017: The remaining unallocated balance of net income for the year ended December 31, 2017, amounting to R$1,950,897, plus equity instruments lapsed in 2017 amounting to R$101,778 and reversal special reserve for expansion and modernization of 2016 amounting to R$550,000 and less  other comprehensive income amounting to R$113,811, totaling R$2,488,864. The amount of R$297,000 was classified as "Special Reserve for Expansion and Modernization" and R$2,191,864 was classified as additional proposed dividends in accordance with the management proposal for allocation of income for the year, submitted and approved at the General Shareholders’ Meeting.

For 2016: The remaining unallocated balance of net income for the year ended December 31, 2016, amounting to R$1,698,694, plus equity instruments lapsed in 2016 amounting to R$221,559 and reversal special reserve for expansion and modernization of 2016 amounting to R$700,000 and less other comprehensive income amounting to R$156,266, totaling R$2,463,987. The amount of R$550,000 was classified as "Special Reserve for Expansion and Modernization" and R$1,913,987 was classified as additional proposed dividends in accordance with the management proposal for allocation of income for the year, submitted and approved at the General Shareholders’ Meeting at April 27, 2017.

Total proposed dividend for deliberation - per share	2017	2016
Common shares	1.217277	1.062955
Preferred shares (1)	1.339005	1.169250
(1)	10% higher than the amount allocated to each common share, under article 7 of the Company Articles of Incorporation.

In 2017 and 2016, the Company allocated interim dividends and interest on equity, which were allocated to mandatory minimum dividends, as follows:

2017

Dates			Gross Amount			Net Value			Amount per Share (1)
		Beginning of
Approval	Credit	Payment	Common	Preferred (2)	Total	Common	Preferred (2)	Total	Common	Preferred (2)

02/13/17	02/24/17	Until 12/31/18	56,916	123,084	180,000	48,379	104,621	153,000	0.084970	0.093467
03/20/17	03/31/17	Until 12/31/18	110,669	239,331	350,000	94,069	203,431	297,500	0.165220	0.181742
06/19/17	06/30/17	Until 12/31/18	30,039	64,961	95,000	25,533	55,217	80,750	0.044845	0.049330
09/18/17	09/29/17	Until 12/31/18	96,440	208,560	305,000	81,974	177,276	259,250	0.143978	0.158375
12/14/17	12/26/17	Until 12/31/18	470,072	1,016,567	1,486,639	399,561	864,082	1,263,643	0.701779	0.771957
Total			764,136	1,652,503	2,416,639	649,516	1,404,627	2,054,143

2016

Dates			Gross Amount			Net Value			Amount per Share (1)
		Beginning of
Approval	Credit	Payment	Common	Preferred (2)	Total	Common	Preferred (2)	Total	Common	Preferred (2)

02/19/16	02/29/16	08/22/17	63,239	136,761	200,000	53,753	116,247	170,000	0.094411	0.103853
03/18/16	03/31/16	08/22/17	106,559	230,441	337,000	90,575	195,875	286,450	0.159083	0.174992
04/18/16	04/29/16	08/22/17	69,563	150,437	220,000	59,129	127,871	187,000	0.103853	0.114238
06/17/16	06/30/16	08/22/17	50,908	110,092	161,000	43,272	93,578	136,850	0.076001	0.083601
09/19/16	09/30/16	08/22/17	205,528	444,472	650,000	174,699	377,801	552,500	0.306837	0.337521
12/19/16	12/30/16	12/13/17	191,029	413,116	604,145	162,374	351,149	513,523	0.285191	0.313710
Total			686,826	1,485,319	2,172,145	583,802	1,262,521	1,846,323

(1)	The amounts of IOE are calculated and stated net of Withholding Income Tax (IRRF). The immune shareholders received the full IOE amount, without withholding income tax at source.
(2)	The gross and net values for the preferred shares are 10% higher than those attributed to each common share, as per article 7 of the Company's Articles of Incorporation.

d.3) Unclaimed dividends and interest on equity

Pursuant to article 287, paragraph II, item “a” of Law No. 6404, of December 15, 1976, the dividends and interest on equity unclaimed by shareholders expire in 3 (three) years, as from the initial payment date. The Company reverses the amount of unclaimed dividends and IOE to equity upon expiry.

For the years ended December 31, 2017 and 2016, the Company reversed unclaimed dividends and interest on equity amounting to R$101,778 and R$189,471, respectively, which were included in calculations for decisions on Company dividends.

e)  Other comprehensive income

Financial instruments available for sale: These refer to changes in fair value of financial assets available for sale.

Derivative financial instruments: These refer to the effective part of cash flow hedges up to the balance sheet date.

Currency translation effects for foreign investments: This refers to currency translation differences arising from the translation of financial statements of Aliança (jointly-controlled entity).

Changes in other comprehensive income are as follows:

			Currency
	Financial		translation
	instruments	Derivative	effects - foreign
	available for sale	transactions	investments	Total
Balances at 12/31/15	(8,936)	379	34,025	25,468
Exchange variation	—	—	(17,232)	(17,232)
Gains from future contracts	—	42	—	42
Reclassification of gains cash flow hedge for capex	—	3,128	—	3,128
Gains on financial assets available for sale	55	—	—	55
Balances at 12/31/16	(8,881)	3,549	16,793	11,461
Exchange variation	—	—	11,239	11,239
Losses from future contracts	—	(1,595)	—	(1,595)
Gains on financial assets available for sale	223	—	—	223
Balances at 12/31/17	(8,658)	1,954	28,032	21,328

f)  Company Share Repurchase Program

In a meeting held on June 9, 2017, the Company’s Board of Directors, in accordance with article 17, item XV, of the Articles of Incorporation, approved the repurchase of common and preferred shares issued by the Company, under CVM Ruling No. 567, of September 17, 2015, for acquisition of common and preferred shares issued by the Company for subsequent cancellation, disposal or to be held in treasury, without decreasing capital, to increase shareholder value through the efficient application of available cash resources and optimize the Company's capital allocation.

The repurchase shall be made through the use of the capital reserve balance included in the balance sheet as of March 31, 2017, excluding the reserves referred to in article 7, paragraph 1, of CVM Instruction 567, of September 17, 2015.

This program is effective until December 8, 2018, with the acquisitions made at B3, at market prices, observing the legal and regulatory limits, being the maximum amounts to be acquired of 870,781 common shares and 41,510,761 preferred shares.

On June 1, 2017 and July 5, 2017, the Company acquired 45 and 661 preferred shares issued by the Company at an average unit price of R$47.31 and R$45.26, repectively, totaling R$32.

g)  Earnings per share

Basic and diluted earnings per share were calculated by dividing profit attributed to the Company’s shareholders by the weighted average number of outstanding common and preferred shares for the year.

The table below sets out the calculation of earnings per share for the years ended December 31, 2017, 2016 and 2015:

	2017	2016	2015
Net income for the year attributable to shareholders:	4,608,790	4,085,242	3,420,249
Common shares	1,457,288	1,291,743	1,083,911
Preferred shares	3,151,502	2,793,499	2,336,338

Number of shares:	1,688,694	1,688,694	1,491,131
Weighted average number of outstanding common shares for the year	569,354	569,354	503,842
Weighted average number of outstanding preferred shares for the year	1,119,340	1,119,340	987,289

Basic and diluted earnings per share:
Common shares (in R$)	2.56	2.27	2.15
Preferred shares (in R$)	2.82	2.50	2.37